11. Segment Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 3,257,950	$ 3,157,532
Operating (loss), excluding depreciation	(9,674,186)	(5,571,356)
Interest income	164	274
Interest (expense)	(251,394)	(227,094)
Other income (expense)	(322,000)
Depreciation and amortization	(26,287)	(289,289)
Comprehensive Loss	(10,509,603)	(6,087,465)
Assets	2,833,968	3,228,504
Ace Marketing and Promotions, Inc.
Net sales	3,108,450	2,995,032
Operating (loss), excluding depreciation	(5,129,335)	(3,775,827)
Interest income	164	274
Interest (expense)	(251,394)	(227,094)
Other income (expense)	(322,000)
Depreciation and amortization	(113,058)	(99,860)
Comprehensive Loss	(5,815,623)	(4,102,507)
Assets	2,436,604	2,287,313
Mobiquity Networks Inc.
Assets	397,364	941,191
Mobiquity Networks Inc
Net sales	149,500	162,500
Operating (loss), excluding depreciation	(4,544,851)	(1,795,529)
Interest income	0	0
Interest (expense)	0	0
Other income (expense)	0
Depreciation and amortization	(149,129)	(189,429)
Comprehensive Loss	$ (4,693,980)	$ (1,984,958)